Investments in joint ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in joint ventures

26 Investments in joint ventures

	2018	2017
At January 1	1,712	1,614
Additions	120	81
Disposals	(211)	-
Share in net income	210	161
Share in changes in joint ventures equity (note 32.6)	8	(15)
Dividend	(94)	(118)
Net exchange difference	4	(17)
Other	(5)	7
At December 31	1,745	1,712

In 2018, one of the Amvest funds with a carrying value of EUR 211 million was liquidated. Based on the termination agreement, Aegon received a distribution of its share of the assets and liabilities. As a result, the investment properties, being the main asset class in the fund, were recognized as part of investments in real estate of Aegon.

All joint ventures are unlisted and are accounted for using the equity method and are considered to be non-current. The investments in joint ventures include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these joint ventures to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. Refer to note 48 Commitments and contingencies for any commitments and contingencies related to investments in joint ventures. There are no unrecognized shares of losses in joint ventures. The financial statements of the principal joint ventures have the same reporting date as the Group. Refer to note 52 Group companies for a listing of the investments in joint ventures and the Group’s percentage holding.

Summarized financial information of joint ventures

The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investment in AMVEST Vastgoed B.V. (AMVEST) a material joint venture and is therefore presented separately.

	AMVEST		Other Joint ventures
	2018	2017	2018	2017
Summarized statement of financial position
Cash and cash equivalents	132	109	511	342
Other current assets	157	166	896	721
Total current assets	289	276	1,407	1,063

Non-current assets	3,304	3,173	6,723	6,521
Total assets	3,593	3,449	8,130	7,584

Current financial liabilities excluding trade payables and other provisions	-	-	27	30
Other current liabilities	154	133	590	503
Total current liabilities	154	133	617	533

Non-current financial liabilities excluding trade payables and other provisions	590	643	416	220
Other non-current liabilities	-	-	6,040	5,871
Total non-current financial liabilities	590	643	6,456	6,091

Total liabilities	745	776	7,073	6,624

Net assets	2,848	2,673	1,057	960

Summarized statement of comprehensive income
Revenue	89	91	1,599	1,420
Results from financial transactions	349	275	(1)	(1)
Depreciation and amortization	-	-	(14)	(20)
Interest income	-	-	51	186
Interest expense	(6)	(5)	(4)	(3)
Profit or loss	438	357	226	160
Income tax (expense) or income	(6)	(1)	(82)	(74)
Post-tax profit or (loss)	432	357	144	86
Other comprehensive income	-	-	12	(32)
Total comprehensive income	432	357	156	54

Dividends received	24	49	70	69
An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:
	AMVEST		Other Joint ventures
	2018	2017	2018	2017

Net assets of joint venture as presented above	2,848	2,673	1,057	960
Net assets of joint venture excluding goodwill	2,848	2,673	681	587
Group share of net assets of joint venture, excluding goodwill	1,001	1,008	352	312
Goodwill on acquisition	-	-	376	373
Carrying amount	1,001	1,008	728	685

The difference in the carrying value of investments in joint ventures of EUR 1,745 million (2017: EUR 1,712 million) and the total of the carrying value of joint ventures presented above of EUR 1,729 million (2017: EUR 1,693 million) relates to joint ventures with a negative carrying value of EUR 16 million (2017: EUR 18 million) which have been reclassified to Provisions.

Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.

The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	AMVEST		Other Joint ventures
	2018	2017	2018	2017
Post-tax profit or loss	144	126	66	35
Other comprehensive income	-	-	5	(14)
Total comprehensive income	144	126	71	20